INVESTMENTS - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Equity securities with readily determinable fair values:	¥ 3,903	$ 598	¥ 2,908
Investments	5,826		4,837
Accor
Equity securities with readily determinable fair values:	3,849		2,770
Other marketable securities
Equity securities with readily determinable fair values:	54		138
OYO
Equity securities without readily determinable fair values:	66		66
Other equity securities
Equity securities without readily determinable fair values:	72		100
Cjia Group
Equity securities without readily determinable fair values:	183		232
Equity-method investments:	0
Available-for-sale debt securities:	220		220
AAPC LUB
Equity-method investments:	490		469
Hotel related funds
Equity-method investments:	476		507
China Hospitality JV
Equity-method investments:	103		115
Zleep
Equity-method investments:	88
Other investments
Equity-method investments:	¥ 225		¥ 220